Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss for the year	$ (9,540)	$ (2,480)	$ (12,254)
Items that may be reclassified subsequently to net loss
Foreign currency translation adjustment	5,994	(4,177)	(6,491)
Unrealized gains/losses on forward exchange contracts	1,221	(795)	(1,476)
Reclassification of realized gains/losses on forward exchange contracts to net earnings	1,100	744	(972)
Deferred income tax effect of gains/losses on forward exchange contracts	(578)	67	554
Other comprehensive income (loss)	7,737	(4,161)	(8,385)
Comprehensive loss for the year	(1,803)	(6,641)	(20,639)
Comprehensive loss for the year attributable to non-controlling interest	0	0	(352)
Comprehensive loss for the year attributable to parent interest	$ (1,803)	$ (6,641)	$ (20,287)